Subsequent Events	6 Months Ended
Jan. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events,” the Group has evaluated events or transactions that occurred after January 31, 2026 through May 13, 2026, the date the unaudited condensed consolidated financial statements were issued. Management should update this disclosure for all recognized and non-recognized subsequent events before issuance.